NOTE 29: EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD

On January 11, 2021, the Company repaid principal of $550,000 and accrued interest of $258,293 to the Secured Party.

On January 11, 2021, the Company repaid accrued interest of $22,944 related to the $188,765 (C$250,000) promissory note that was due April 1, 2020. The principal balance had been repaid on December 11, 2020. As at December 31, 2020, the Company has no continued obligation with respect to the promissory note.

On January 11, 2021, the Company repaid a note payable with a balance of principal and accrued interest of $521,951 as at December 31, 2020.

On February 26, 2021, the Company issued 1,207,206 common shares pursuant to an online marketing agreement.

On March 8, 2021, the Company issued 1,760,000 common shares and 1,760,000 warrants pursuant to the exercise of 1,760,000 agent share purchase warrants for gross proceeds of $88,000.

On June 17, 2020, the Company issued 13,204 common shares pursuant to a professional services agreement.

The Company issued 43,145,547 common shares pursuant to the exercise of 43,145,547 warrants for gross proceeds of $5,517,102.

The Company issued 3,464,666 common shares pursuant to the exercise of 3,464,666 shares options for gross proceeds of $259,233.

During the period from December 31, 2020 to the date of these financial statements, 63,900 warrants expired.

During the period from December 31, 2020 to the date of these financial statements, 2,061,364 stock options were granted and 1,936,667 stock options expired.